UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy K. Minella
Title:    Managing Director
Phone:    (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy K. Minella              Greenwich, CT                   May 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       74

Form 13F Information Table Value Total: $354,190
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT  PRN CALL DISCRETION  MANAGER   SOLE  SHARED  NONE
Albemarle Corp                  Common Stock    012653101    $7,182    260,600              Sole              115,500       145,100
Alpharma Inc.                   Common Stock    020813101    $3,880    271,300              Sole              120,600       150,700
Arizona Land Income             Common Stock    040515108      $481     89,150              Sole               35,800        53,350
Belden, Inc.                    Common Stock    077459105    $5,104    214,200              Sole               90,700       123,500
Caremark Rx Inc.                Common Stock    141705103    $6,626    339,800              Sole              143,400       196,400
Chemed Corp                     Common Stock    163596109    $6,947    186,000              Sole               78,850       107,150
Clean Harbors                   Common Stock    184496107      $656     56,360              Sole               56,360
Columbia Sportswear             Common Stock    198516106    $1,812     54,000              Sole               22,800        31,200
Columbian Rope Co.              Common Stock    198684102    $1,044      6,960              Sole                   20         6,940
Constellation Brands            Common Stock    21036P108   $10,003    182,000              Sole               77,000       105,000
Corinthian Colleges             Common Stock    218868107    $2,007     39,700              Sole               15,400        24,300
Crown City Plating Co           Common Stock    228237103      $359     35,500              Sole                             35,500
Crown Pacific Partners          Common Stock    228439105    $6,510  1,030,100              Sole              470,300       559,800
Dean Foods Co.                  Common Stock    242370104    $8,348    110,250              Sole               46,750        63,500
Del Monte Foods                 Common Stock    24522P103   $11,209  1,152,000              Sole              486,600       665,400
Delta & Pine Land Co.           Common Stock    247357106    $7,091    373,800              Sole              167,000       206,800
El Paso Electric                Common Stock    283677854   $13,226    845,100              Sole              377,300       467,800
Electro Rent Corp.              Common Stock    285218103    $5,354    390,200              Sole              165,300       224,900
Electronics for Imaging         Common Stock    286082102    $3,612    197,400              Sole               80,100       117,300
Emcor Group                     Common Stock    29084Q100    $4,646     80,100              Sole               32,400        47,700
FMC Corp.                       Common Stock    302491303    $6,030    143,850              Sole               63,050        80,800
FMC Technologies Inc.           Common Stock    30249U101   $10,963    550,054              Sole              227,138       322,916
First City Liq Trust Cert       Common Stock    3.38E+112    $6,876    500,097              Sole              205,492       294,605
GP Strategies                   Common Stock    36225V104    $3,875    993,600              Sole              430,100       563,500
Gabelli Asset Mgt.              Common Stock    36239Y102    $3,799     95,700              Sole               37,500        58,200
Great Lakes REIT                Common Stock    390752103    $2,710    160,000              Sole               64,300        95,700
Handleman Co.                   Common Stock    410252100    $5,309    516,900              Sole              224,400       292,500
Heidrich & Struggles            Common Stock    422819102    $5,495    264,200              Sole              109,900       154,300
Hollinger Int'l                 Common Stock    435569108   $14,091  1,074,800              Sole              456,100       618,700
Imation Corp.                   Common Stock    45245A107    $2,088     78,700              Sole               30,100        48,600
Jack in the Box                 Common Stock    466367109   $12,448    419,820              Sole              177,420       242,400
KB Home                         Common Stock    48666K109    $9,422    217,100              Sole               91,200       125,900
Koger Equity Inc.               Common Stock    500228101    $2,793    156,300              Sole               62,600        93,700
Lancaster Colony Corp.          Common Stock    513847103   $12,468    336,600              Sole              141,000       195,600
Lincoln Electric                Common Stock    533900106    $1,871     65,500              Sole               26,300        39,200
Manufacturers Services Inc.     Common Stock    565005105       $42      8,000              Sole                8,000
Meritor Savings Bank            Common Stock    590007100       $11      5,000              Sole                5,000
Network Peripherals             Common Stock    64121R100       $32      5,100              Sole                5,100
Novell Inc.                     Common Stock    670006105       $21      5,500              Sole                5,500
Owens Illinois Inc.             Common Stock    690768403    $6,610    388,800              Sole              163,900       224,900
Oxford Health Plans             Common Stock    691471106   $13,734    328,650              Sole              139,450       189,200
Parkway Properties Inc.         Common Stock    70159Q104    $2,946     80,700              Sole               32,200        48,500
Picturetel Corp.                Common Stock    720035302       $33      5,000              Sole                5,000
Pittston Brink's Grp.           Common Stock    725701106    $7,741    308,400              Sole              129,400       179,000
Playtex                         Common Stock    72813P100   $10,099    929,900              Sole              393,900       536,000
Pope & Talbot Inc.              Common Stock    732827100    $3,908    266,600              Sole              116,400       150,200
Pure Resources Inc.             Common Stock    7.46E+106    $5,092    225,500              Sole              100,800       124,700
REMEC Inc.                      Common Stock    759543101       $10      1,100              Sole                1,100
RH Donnelley Corp.              Common Stock    74955W307   $12,464    409,600              Sole              171,900       237,700
Reunion Industries              Common Stock                    $15     30,334              Sole               30,334
Right Mgmt.                     Common Stock    766573109    $1,448     57,200              Sole               32,300        24,900
Rymer Foods Inc.                Common Stock    783771306        $6    115,000              Sole              115,000
SS & C Technologies             Common Stock    85227Q100      $191     18,500              Sole                             18,500
Senior Housing Proptys          Common Stock    81721M109    $3,567    247,700              Sole              102,100       145,600
Serologicals Corp.              Common Stock    817523103      $668     42,600              Sole               17,800        24,800
Silgan Holdings Inc.            Common Stock    827048109    $2,099     62,800              Sole               25,300        37,500
Southwall Tech.                 Common Stock    844909101       $65      5,000              Sole                5,000
Speedway Motorsports            Common Stock    847788106    $8,817    309,250              Sole              130,550       178,700
Spherion Corp.                  Common Stock    848420105    $2,892    261,700              Sole              104,300       157,400
Station Casinos Inc.            Common Stock    857689103    $6,760     406000              Sole              182,500       223,500
Summit Properties Inc.          Common Stock    866239106    $3,918     159900              Sole               62,800        97,100
Sunoco, Inc.                    Common Stock    86764P109    $7,278     181900              Sole               75,500       106,400
Taubman Centers Inc.            Common Stock    876664103    $1,780     118200              Sole               47,800        70,400
Tecumseh Products Co.           Common Stock    878895200    $5,079      95300              Sole               38,400        56,900
Telefonaktiebolaget LM Ericsso  Common Stock    294821400       $45       7500              Sole                7,500
The Hockey Company              Common Stock    784414203      $139      67699              Sole               67,699
Triarc Co. Inc.                 Common Stock    895927101    $9,433     339300              Sole              145,600       193,700
Trizec Hahn Corp.               Common Stock    896938107    $6,647     419900              Sole              171,500       248,400
US Leather Inc                  Common Stock    912134103      $728      45506              Sole               45,506
Unisource Energy                Common Stock    909205106      $845      41300              Sole                             41,300
United Defense Ind.             Common Stock    91018B104   $13,904     518800              Sole              234,400       284,400
Viad Corp.                      Common Stock    92552R109    $4,852     173300              Sole               72,800       100,500
Wellsford Real Prpts.           Common Stock    950240200    $3,936     195800              Sole               81,300       114,500
1000th Nextlink Communications                                   $0     354664              Sole              354,664
                                                           $354,190


01269.0001 #323540